Fair value of financial instruments	12 Months Ended
Dec. 31, 2024
Fair Value of Financial Instruments [Abstract]
Fair value of financial instruments	Fair value of financial instruments
a) Details
The following table summarises the fair values, at the end of each of the years indicated, of the financial assets and liabilities listed below, classified according to the different valuation methodologies used by the Group to determine their fair value:

EUR million
	2024			2023			2022
	Published price quotations in active markets (level 1)	Internal Models (level 2 and 3)	Total	Published price quotations in active markets (level 1)	Internal Models (level 2 and 3)	Total	Published price quotations in active markets (level 1)	Internal Models (level 2 and 3)	Total
Financial assets held for trading	88,147	142,106	230,253	67,842	109,079	176,921	45,014	111,104	156,118
Non-trading financial assets mandatorily at fair value through profit or loss	2,037	4,093	6,130	1,765	4,145	5,910	1,800	3,913	5,713
Financial assets designated at fair value through profit or loss	2,744	5,171	7,915	2,746	7,027	9,773	1,976	7,013	8,989
Financial assets at fair value through other comprehensive income	67,680	22,218	89,898	64,631	18,677	83,308	64,216	21,023	85,239
Hedging derivatives (assets)	—	5,672	5,672	—	5,297	5,297	—	8,069	8,069
Financial liabilities held for trading	29,974	122,177	152,151	20,298	101,972	122,270	16,237	98,948	115,185
Financial liabilities designated at fair value through profit or loss	—	36,360	36,360	25	40,342	40,367	212	40,056	40,268
Hedging derivatives (liabilities)	—	4,752	4,752	—	7,656	7,656	—	9,228	9,228
Liabilities under insurance contracts	—	17,829	17,829	—	17,799	17,799	—	16,426	16,426
Grupo Santander has developed a formal process for the systematic valuation and management of financial instruments, which has been implemented worldwide across all the Group’s units. The governance scheme for this process distributes responsibilities between two independent divisions: Treasury (development, marketing and daily management of financial products) and Risk (on a periodic basis, validation of pricing models and daily risk certification of market data, computation of risk metrics, new transaction approval policies, management control of market risk and implementation of fair value adjustment policies).
The approval of new products follows a sequence of steps (request, development, validation, integration in corporate systems and quality assurance) before the product is brought into production. This process ensures that pricing systems have been properly reviewed and are stable before they are used.
The following subsections set forth the most important products and families of derivatives, and the related valuation techniques and inputs, by asset class:
Interest rate and inflation
The fixed income asset class includes basic instruments such as interest rate forwards, interest rate swaps and cross currency swaps, which are valued using the net present value of the estimated future cash flows discounted taking into account basis (swap and cross currency spreads) determined on the basis of the payment frequency and currency of each leg of the derivative. Vanilla options, including caps, floors and swaptions, are priced using the Black-Scholes model, which is one of the benchmark industry models. More exotic derivatives are priced using more complex models which are generally accepted as standard across institutions.
These pricing models are fed with observable market data such as deposit interest rates, futures rates, cross currency swap and constant maturity swap rates, and basis spreads, on the basis of which different yield curves, depending on the payment frequency, and discounting curves are calculated for each currency. In the case of options, implied volatilities are also used as model inputs. These volatilities are observable in the market for cap and floor options and swaptions, and interpolation and extrapolation of volatilities from the quoted ranges are carried out using generally accepted industry models. The pricing of more exotic derivatives may require the use of non-observable data or parameters, such as correlation (among interest rates and cross-asset), mean reversion rates and prepayment rates, which are usually defined from historical data or through calibration.
Inflation-related assets include zero-coupon or year-on-year inflation-linked bonds and swaps, valued with the present value method using forward estimation and discounting. Derivatives on inflation indices are priced using standard or more complex internal models. Valuation inputs of these models consider inflation-linked swap spreads observable in the market and estimations of inflation seasonality, on the basis of which a forward inflation curve is calculated. Also, implied volatilities taken from zero-coupon and year-on-year inflation options are also inputs for the pricing of more complex derivatives.
Equity and foreign exchange
The most important products in these asset classes are forward and futures contracts; they also include vanilla, listed and OTC (Over-The-Counter) derivatives on single underlying assets and baskets of assets. Vanilla options are priced using the standard Black-Scholes model and more exotic derivatives involving forward returns, average performance, or digital, barrier or callable features are priced using generally accepted industry models or internal models, as appropriate. For derivatives on illiquid stocks, hedging takes into account the liquidity constraints in models.
The inputs of equity models consider yield curves, spot prices, dividends, asset funding costs (repo margin spreads), implied volatilities, correlation among equity stocks and indices, and cross-asset correlation. Implied volatilities are obtained from market quotes of European and American-style vanilla call and put options. Various interpolation and extrapolation techniques are used to obtain continuous volatility for illiquid stocks. Dividends are usually estimated for the mid and long term. Correlations are implied, when possible, from market quotes of correlation-dependent products. In all other cases, proxies are used for correlations between benchmark underlyings or correlations are obtained from historical data.
The inputs of foreign exchange models include the yield curve for each currency, the spot foreign exchange rate, the implied volatilities and the correlation among assets of this class. Volatilities are obtained from European call and put options which are quoted in markets as of-the-money, risk reversal or butterfly options. Illiquid currency pairs are usually handled by using the data of the liquid pairs from which the illiquid currency can be derived. For more exotic products, unobservable model parameters may be estimated by fitting to reference prices provided by other non-quoted market sources.
Credit
The most common instrument in this asset class is the credit default swap (CDS), which is used to hedge credit exposure to third parties. In addition, models for first-to-default (FTD), n-to-default (NTD) and single-tranche collateralised debt obligation (CDO) products are also available. These products are valued with standard industry models, which estimate the probability of default of a single issuer (for CDS) or the joint probability of default of more than one issuer for FTD, NTD and CDO.
Valuation inputs are the yield curve, the CDS spread curve and the recovery rate. For indices and important individual issuers, the CDS spread curve is obtained in the market. For less liquid issuers, this spread curve is estimated using proxies or other credit-dependent instruments. Recovery rates are usually set to standard values. For listed single-tranche CDO, the correlation of joint default of several issuers is implied from the market. For FTD, NTD and internal CDO, the correlation is estimated from proxies or historical data when no other option is available.
Valuation adjustment for counterparty risk or default risk
The Credit valuation adjustment (CVA) is a valuation adjustment to over the counter (OTC) derivatives as a result of the risk associated with the credit exposure assumed to each counterparty.
The CVA is calculated taking into account potential exposure to each counterparty in each future period. The CVA for a specific counterparty is equal to the sum of the CVA for all the periods. The following inputs are used to calculate the CVA:
•Expected exposure: including for each transaction the mark-to-market (MtM) value plus an add-on for the potential future exposure for each period. Mitigating factors such as collateral and netting agreements are taken into account, as well as a temporary impairment factor for derivatives with interim payments.
•Severity: percentage of final loss assumed in a counterparty credit event/default.
•Probability of default: for cases where there is no market information (the CDS quoted spread curve, etc.), proxies based on companies holding exchange-listed CDS, in the same industry and with the same external rating as the counterparty, are used.
•Discount factor curve.
The Debit Valuation Adjustment (DVA) is a valuation adjustment similar to the CVA but, in this case, it arises as a result of the Group’s own risk assumed by its counterparties in OTC derivatives.
The CVA at 31 December 2024 amounted to EUR 272 million (resulting in a decrease of 7.2% compared to 31 December 2023) and DVA amounted to EUR 317 million (resulting in a decrease of 3.9% compared to 31 December 2023). These decreases are mainly due to the declines in the EUR and USD interest rate markets, lower inflation and the movements in credit markets whose spread levels have reduced moderately compared to those of December 2023.
The CVA at 31 December 2023 amounted to EUR 293 million (resulting in a decrease of 16.5% compared to 31 December 2022) and DVA amounted to EUR 330 million (resulting in a decrease of 9.3% compared to 31 December 2021). These decreases are mainly due to movements in credit markets whose spread levels have reduced moderately compared to those of December 2022, partially offset by the upward movement in interest rates.
The CVA at 31 December 2022 amounted to EUR 351 million (increase of 48% compared to 31 December 2021) and DVA amounted EUR 364 million (increase of 125% compared to 31 December 2021). The increase is mainly due to movements in credit markets whose spread levels have increased substantially compared to those at the end of 2021.
In addition, the Group amounts the funding fair value adjustment (FFVA) is calculated by applying future market funding spreads to the expected future funding exposure of any uncollateralised component of the OTC derivative portfolio. This includes the uncollateralised component of collateralised derivatives in addition to derivatives that are fully uncollateralised. The expected future funding exposure is calculated by a simulation methodology, where available. The FFVA impact is not material for the consolidated annual accounts as of 31 December 2024, 2023 and 2022.
During 2024, the Group has continued to apply the criteria for classifying financial instruments within the levels of the fair value hierarchy established to comply with regulatory expectations. These criteria, based on information from the price contributors and real market transactions, represent a significant reduction in the use of expert judgement to determine observability and allow the measurement of the significance of non-observable valuation inputs based on objective criteria.
There has been increase in the instruments classified as Level 3, especially during the last quarter of the year. This increase has been due to increases in the portfolio due to new operations, with no significant reclassifications having been detected due to changes in the market observability conditions of the valuation inputs for the rest of the positions. The main increases include long-term repo/reverse repo operations, structured notes and short-term financing operations for which there is no observable market price based on the criteria used. These increases have been only partially offset by some non-material reclassifications in derivatives and energy positions due to access to new sources of observability and the sale of certain debt instruments.
Valuation adjustments due to model risk
The valuation models described above do not involve a significant level of subjectivity, since they can be adjusted and recalibrated, where appropriate, through internal calculation of the fair value and subsequent comparison with the related actively traded price. However, valuation adjustments may be necessary when market quoted prices are not available for comparison purposes.
The sources of risk are associated with uncertain model parameters, illiquid underlying issuers, and poor quality market data or missing risk factors (sometimes the best available option is to use limited models with controllable risk). In these situations, the Group calculates and applies valuation adjustments in accordance with common industry practice. The main sources of model risk are described below:
•In the interest rate markets, the sources of model risk include interest rate indexes correlations, basis spread modelling, the risk of calibrating model parameters and the treatment of near-zero or negative interest rates. Other sources of risk arise from the estimation of market data, such as volatilities or yield curves, whether used for estimation or cash flow discounting purposes.
•In the stock markets, the sources of model risk include forward skew modelling, the impact of stochastic interest rates, correlation and multi-curve modelling. Other sources of risk arise from managing hedges of digital callable and barrier option payments. Also worthy of consideration as sources of risk are the estimation of market data such as dividends and correlation for quanto and composite basket options.
•For specific financial instruments relating to home mortgage loans secured by financial institutions in the UK (which are regulated and partially financed by the Government) and property asset derivatives, the main input is the Halifax House Price Index (HPI). In these cases, risk assumptions include estimations of the future growth and the volatility of the HPI, the mortality rate and the implied credit spreads.
•Inflation markets are exposed to model risk resulting from uncertainty around modelling the correlation structure among various Consumer Price Index (CPI) rates. Another source of risk may arise from the bid-offer spread of inflation-linked swaps.
•The currency markets are exposed to model risk resulting from forward skew modelling and the impact of stochastic interest rate and correlation modelling for multi-asset instruments. Risk may also arise from market data, due to the existence of specific illiquid foreign exchange pairs.
•The most important source of model risk for credit derivatives relates to the estimation of the correlation between the probabilities of default of different underlying issuers. For illiquid underlying issuers, the CDS spread may not be well defined.
Set forth below are the financial instruments at fair value whose measurement was based on internal models (levels 2 and 3) at 31 December 2024, 2023 and 2022:

EUR million
	Fair values calculated using internal models at
	2024A
	Level 2	Level 3	Valuation techniques	Main assumptions
ASSETS	163,941	15,319
Financial assets held for trading	138,176	3,930
Central banksB	12,966	—	Present value method	Yield curves, FX market prices
Credit institutionsB	26,546	769	Present value method	Yield curves, FX market prices
CustomersB	24,602	1,801	Present value method	Yield curves, FX market prices
Debt and equity instruments	11,115	413	Present value method	Yield curves, FX market prices
Derivatives	62,947	947
Swaps	47,519	556	Present value method, Gaussian CopulaC	Yield curves, FX market prices, HPI, Basis, Liquidity
Exchange rate options	1,583	2	Black-Scholes Model	Yield curves, Volatility surfaces, FX market prices, Liquidity
Interest rate options	1,879	30	Black's Model, multifactorial advanced models interest rate	Yield curves, Volatility surfaces, FX market prices, Liquidity
Interest rate forwards	1,445	—	Present value method	Yield curves, FX market prices
Index and securities options	465	241	Black's Model, multifactorial advanced models interest rate	Yield curves, Volatility surfaces, FX & EQ market prices, Dividends, Liquidity
Other	10,056	118	Present value method, Advanced stochastic volatility models and other	Yield curves, Volatility surfaces, FX and EQ market prices, Dividends, Correlation, HPI, Credit, Others
Hedging derivatives	5,652	20
Swaps	5,390	20	Present value method	Yield curves, FX market prices, Basis
Interest rate options	2	—	Black's Model	Yield curves, FX market prices, Volatility surfaces
Other	260	—	Present value method, Advanced stochastic volatility models and other	Yield curves, Volatility surfaces, FX market prices, Credit, Liquidity, Others
Non-trading financial assets mandatorily at fair value through profit or loss	1,505	2,588
Equity instruments	763	1,841	Present value method	Market price, Interest rates curves, Dividends and Others
Debt securities	205	242	Present value method	Yield curves
Loans and receivables	537	505	Present value method, swap asset model & CDS	Yield curves and Credit curves
Financial assets designated at fair value through profit or loss	5,065	106
Credit institutions	408	—	Present value method	Yield curves, FX market prices
CustomersC	4,590	20	Present value method	Yield curves, FX market prices, HPI
Debt securities	67	86	Present value method	Yield curves, FX market prices
Financial assets at fair value through other comprehensive income	13,543	8,675
Equity instruments	5	375	Present value method	Market price, Yield curves, Dividends and Others
Debt securities	9,644	1,047	Present value method	Yield curves, FX market prices
Loans and receivables	3,894	7,253	Present value method	Yield curves, FX market prices and Credit curves

EUR million
	Fair values calculated using internal models at
	2024A
	Level 2	Level 3	Valuation techniques	Main assumptions
LIABILITIES	179,766	1,352
Financial liabilities held for trading	121,243	934
Central banksB	13,300	—	Present value method	FX market prices, Yield curves
Credit institutionsB	26,284	—	Present value method	FX market prices, Yield curves
Customers	18,984	—	Present value method	FX market prices, Yield curves
Derivatives	56,205	934
Swaps	41,283	479	Present value method, Gaussian CopulaC	Yield curves, FX market prices, Basis, Liquidity, HPI
Interest rate options	2,295	79	Black's Model, multifactorial advanced models interest rate	Yield curves, Volatility surfaces, FX market prices, Liquidity
Exchange rate options	1,057	—	Black-Scholes Model	Yield curves, Volatility surfaces, FX market prices, Liquidity
Index and securities options	1,160	294	Black's Model, multifactorial advanced models interest rate	Yield curves, Volatility surfaces, FX & EQ market prices, Dividends, Liquidity
Forwards on interest rate and variable income	1,276	—	Present value method	Yield curves, Volatility surfaces, FX & EQ market prices, Dividends, Correlation, Liquidity, HPI
Other	9,134	82	Present value method, Advanced stochastic volatility models	Yield curves, Volatility surfaces, FX & EQ market prices, Dividends, Correlation, Liquidity, HPI, Credit, Others
Short positions	6,470	—	Present value method	Yield curves ,FX & EQ market prices, Equity
Hedging derivatives	4,740	12
Swaps	4,618	12	Present value method	Yield curves ,FX & EQ market prices, Basis
Interest rate options	3	—	Black's Model	Yield curves , Volatility surfaces, FX market prices and Liquidity
Other	119	—	Present value method, Advanced stochastic volatility models and other	Yield curves , Volatility surfaces, FX market prices, Credit, Liquidity, Other
Financial liabilities designated at fair value through profit or lossD	36,200	160	Present value method	Yield curves, FX market prices
Liabilities under insurance contracts	17,583	246	Present Value Method with actuarial techniques	Mortality tables and interest rate curves
A.Level 2 internal models use data based on observable market parameters, while level 3 internal models use significant non-observable inputs in market data.
B.Includes mainly short-term loans/deposits and repurchase/reverse repurchase agreements with corporate customers (mainly brokerage and investment companies).
C.Includes, mainly, structured loans to corporate clients.
D.It mainly includes short-term deposits that are managed based on their fair value.

EUR million
	Fair values calculated using internal models at		Fair values calculated using internal models at
	2023A		2022A
	Level 2	Level 3	Level 2	Level 3	Valuation techniques
ASSETS	133,874	10,351	142,832	8,290
Financial assets held for trading	106,993	2,086	110,721	383
Central banksB	17,717	—	11,595	—	Present value method
Credit institutionsB	14,061	—	16,502	—	Present Value method
CustomersB	11,418	24	9,550	—	Present Value method
Debt and equity instruments	8,683	915	6,537	43	Present Value method
Derivatives	55,114	1,147	66,537	340
Swaps	44,987	577	54,367	139	Present Value method, Gaussian Copula
Exchange rate options	836	9	916	4	Black-Scholes Model
Interest rate options	2,210	153	2,681	39	Black's Model, advanced multifactor interest rate models
Interest rate forwards	33	—	113	—	Present Value method
Index and securities options	126	235	354	48	Black's Model, advanced multifactor interest rate models
Other	6,922	173	8,106	110	Present Value method, Advanced stochastic volatility models and other
Hedging derivatives	5,297	—	8,069	—
Swaps	4,665	—	6,687	—	Present Value method
Interest rate options	2	—	2	—	Black’s Model
Other	630	—	1,380	—	Present Value method, Advanced stochastic volatility models and other
Non-trading financial assets mandatorily at fair value through profit or loss	2,050	2,095	2,080	1,833
Equity instruments	815	1,495	643	1,269	Present Value method
Debt securities issued	539	313	809	325	Present Value method
Loans and receivables	696	287	628	239	Present Value method, swap asset model & CDS
Financial assets designated at fair value through profit or loss	6,846	181	6,586	427
Credit institutions	459	—	673	—	Present Value method
CustomersC	6,189	31	5,769	5	Present Value method
Debt securities	198	150	144	422	Present Value method
Financial assets at fair value through other comprehensive income	12,688	5,989	15,376	5,647
Equity instruments	5	492	9	700	Present Value method
Debt securities	9,638	559	11,869	229	Present Value method
Loans and receivables	3,045	4,938	3,498	4,718	Present Value method

EUR million
	Fair values calculated using internal models at		Fair values calculated using internal models at
	2023A		2022A
	Level 2	Level 3	Level 2	Level 3	Valuation techniques
LIABILITIES	166,542	1,227	163,733	925
Financial liabilities held for trading	101,103	869	98,533	415
Central banksB	7,808	—	5,759	—	Present Value method
Credit institutionsB	17,862	—	9,796	—	Present Value method
Customers	19,837	—	12,226	—	Present Value method
Derivatives	49,380	869	64,147	415
Swaps	39,395	388	51,191	235	Present Value method, Gaussian Copula
Interest rate options	2,207	139	3,268	19	Black's Model, advanced multifactor interest rate models
Exchange rate options	549	8	769	0	Black-Scholes Model
Index and securities options	466	187	591	42	Black's Model, advanced multifactor interest rate models
Forwards on interest rate and variable income	101	—	807	—	Present Value method
Other	6,662	147	7,521	119	Present Value method, Advanced stochastic volatility models and other
Short positions	6,216	—	6,605	—	Present Value method
Hedging derivatives	7,650	6	9,214	14
Swaps	6,866	6	8,142	14	Present Value method
Interest rate options	1	—	0	—	Black’s Model
Other	783	—	1,072	—	Present Value method, Advanced stochastic volatility models and other
Financial liabilities designated at fair value through profit or lossD	40,313	29	39,905	151	Present Value method
Liabilities under insurance contracts	17,476	323	16,081	345	Present Value method with actuarial techniques
A.Level 2 internal models use data based on observable market parameters, while level 3 internal models use significant non-observable inputs in market data.
B.Includes mainly short-term loans/deposits and repurchase/reverse repurchase with corporate customers (mainly brokerage and investment companies).
C.Includes, mainly, structured loans to corporate clients.
D.Includes, mainly, short-term deposits that are managed based on their fair value.
b) Financial Instruments (level 3)
Set forth below are the Group’s main financial instruments measured using unobservable market data as significant inputs of the internal models (level 3):
•HTC&S (Held to collect and sale) syndicated loans classified in the fair value category with changes in other comprehensive income, where the cost of liquidity is not directly observable in the market, as well as the prepayment option in favour of the borrower.
•Illiquid equity in non-trading portfolios, classified at fair value through profit or loss and at fair value through equity.
•Instruments in Santander UK’s portfolio (loans, debt securities and derivatives) linked to the House Price Index (HPI). Even if the valuation techniques used for these instruments may be the same as those used to value similar products (present value in the case of loans and debt securities, and the Black-Scholes model for derivatives), the main factors used in the valuation of these instruments are the HPI spot rate, the growth and volatility thereof, and the mortality rates, which are not always observable in the market and, accordingly, these instruments are considered illiquid.
•Callable interest rate derivatives (Bermudan-style options) where the main unobservable input is mean reversion of interest rates.
•Trading derivatives on interest rates, taking as an underlying asset titling and with the amortization rate (CPR, Conditional prepayment rate) as unobservable main entry.
• Derivatives from trading on inflation in Spain, where volatility is not observable in the market.
•Equity volatility derivatives, specifically indices and equities, where volatility is not observable in the long term.
•Derivatives on long-term interest rate and FX in some units (mainly South America) where for certain underlyings it is not possible to demonstrate observability to these terms.
•Debt instruments referenced to certain illiquid interest rates, for which there is no reasonable market observability.

The measurements obtained using the internal models might have been different if other methods or assumptions had been used with respect to interest rate risk, to credit risk, market risk and foreign currency risk spreads, or to their related correlations and volatilities. Nevertheless, the Bank’s directors consider that the fair value of the financial assets and liabilities recognised in the consolidated balance sheet and the gains and losses arising from these financial instruments are reasonable.
The net amount recognised in profit and loss in 2024 arising from models whose significant inputs are unobservable market data (level 3) amounted to EUR 523 profit (EUR 404 million profit in 2023 and EUR 90 million loss in 2022, respectively).
1.Valuation techniques
The table below shows the effect, at 31 December 2024, 2023 and 2022 on the fair value of the main financial instruments classified as level 3 of a reasonable change in the assumptions used in the valuation. This effect was determined by applying the probable valuation ranges of the main unobservable inputs detailed in the following table:

2024
Portfolio/Instrument	Valuation technique	Main unobservable inputs	Range		Weighted average	Impacts (EUR million)
(Level 3)						Unfavourable scenario	Favourable scenario
Financial assets held for trading
Loans and advances to customers
Repos/Reverse repos	Other	Long-term repo spread	n.a.		n.a.	(0.05)	—
Debt securities
Corporate debt	Discounted Cash Flows	Credit spread	0% - 10%		5.06%	(4.50)	4.61
Government debt	Discounted Cash Flows	Discount curve	0% - 8%		3.99%	(8.07)	8.02
Others	Discounted Cash Flows	Credit spread	10% - 90%		54.05%	(1.18)	1.45
Derivatives
Cap&Floor	Forward estimation	Interest rate	(2)bps - 2bps	0.00	bps	—	—
CCS	Discounted Cash Flows	Credit spread	158% - 165%		161.50%	(0.01)	0.01
CDS	Price	Credit spread	100% - 250%		178.83%	(0.09)	0.10
EQ Options	EQ option pricing model	Volatility	0% - 70%		41.25%	(0.48)	0.69
EQ Options	Local volatility	Volatility	10% - 90%		50.00%	(21.54)	21.54
FX Forward	Forward estimation	Swap Rate	0% - 15%		8.08%	(0.06)	0.07
FX Options	FX option pricing model	Volatility	0% - 40%		20.10%	(0.65)	0.66
Inflation Derivatives	Asset Swap model	Inflation Swap Rate	2% - 8%		4.78%	(0.21)	0.18
IR Options	IR option pricing model	Volatility	0% - 30%		17.34%	(0.16)	0.22
IRS	Others	Others	5% - n.a.		n.a.	(4.09)	—
IRS	Discounted Cash Flows	Credit spread	47.8% - 273.4%		155.36%	(1.91)	1.74
IRS	Discounted Cash Flows	Swap rate	1% - 99%		49.58%	(2.45)	2.41
Others	Forward estimation	Price	60bps - 300bps		181.50bps	(3.00)	3.08
Property derivatives	Option pricing model	Growth rate	(5)% - 5%		0.00%	(3.39)	3.39
Securitisation Swap	Discounted Cash Flows	Constant prepayment rates	10% - 90%		50.00%	(0.63)	0.63
Financial assets designated at fair value through profit or loss
Loans and advances to customers
Loans	Discounted Cash Flows	Credit spreads	0.1% - 2.0%		1.05%	(0.15)	0.15
Mortgage portfolio	Black Scholes model	Growth rate	(5)% - 5%		0.00%	(0.24)	0.24
Debt securities
Other debt securities	Others	Inflation Swap Rate	0% - 8%		3.96%	(3.63)	3.55

2024
Portfolio/Instrument	Valuation technique	Main unobservable inputs	Range	Weighted average	Impacts (EUR million)
(Level 3)					Unfavourable scenario	Favourable scenario
Non-trading financial assets mandatorily at fair value through profit or loss
Debt securities
Property securities	Probability weighting	Growth rate	(5)% - 5%	0.00%	(0.24)	0.24
Equity instruments
Equities	Price Based	Price	90% - 110%	100.00%	(183.98)	183.98
Financial assets at fair value through other comprehensive income
Loans and advances to customers
Loans	Discounted Cash Flows	Credit spread	n.a.	n.a.	(18.61)	—
Loans	Discounted Cash Flows	Interest rate curve	3.4% - 6.5%	4.95%	(0.17)	0.17
Loans	Discounted Cash Flows	Margin of a reference portfolio	(1)bps - 1bps	0bp	(30.36)	30.36
Loans	Forward estimation	Credit spread	150bps - 232bps	150bps	(1.96)	—
Loans	Market price	Market price	(5)% - 20%	0.01%	(4.91)	1.23
Debt securities
Corporate debt	Discounted Cash Flows	Margin of a reference portfolio	(0.01)% - 0.01%	0.00%	(0.09)	0.09
Mortgage Letters	Discounted Cash Flows	Mortgage Letters	1.6% - 5.2%	3.40%	—	—
Equity instruments
Equities	Price Based	Price	90% - 110%	100.00%	(37.56)	37.56
Financial liabilities held for trading
Derivatives
Cap&Floor	Volatility option model	Volatility	10% - 90%	42.20%	(0.11)	0.07
FX Options	Volatility option model	Volatility	10% - 90%	45.30%	(0.03)	0.02
IRS	Discounted Cash Flows	Inflation Swap Rate	1% - 99%	47.12%	(4.77)	4.24
IRS	Discounted Cash Flows	Credit spread	34bps - 68bps	44bps	(4.09)	1.65
A.For each instrument, the valuation technique, the unobservable inputs are shown in the 'Main observable inputs' column under probable scenarios, variation range, average value and impact resulting from valuing the position in the established maximum and minimum range.
B.The breakdown of impacts is shown by type of instrument and unobservable inputs.
C.The estimation of the range of variation of the unobservable inputs has been carried out taking into account plausible movements of said parameters depending on the type of instrument.
D.Zero impacts from fully hedged or back-to-back transactions have not been included in this exercise.

2023
Portfolio/Instrument	Valuation technique	Main unobservable inputs	Range		Weighted average	Impacts (EUR million)
(Level 3)						Unfavourable scenario	Favourable scenario
Financial assets held for trading
Loans and advances to customers
Repos/Reverse repos	Other	Long-term repo spread	n.a.		n.a.	(0.08)	—
Debt securities
Corporate debt	Discounted Cash Flows	Credit spread	0% - 10%		5.01%	(1.90)	1.90
Government debt	Discounted Cash Flows	Discount curve	0% - 8%		3.99%	(7.77)	7.72
Derivatives
CCS	Forward estimation	Interest rate	(6)bps - 6bps	0.40	bps	(0.90)	1.03
CDS	Credit default models	Illiquid credit default spread curves	100bps - 200bps	149.14	bps	(0.14)	0.14
EQ Options	EQ option pricing model	Volatility	0% - 70%		44.39%	(0.51)	0.89
EQ Options	Local volatility	Volatility	10% - 90%		50.00%	(1.26)	1.26
FX Options	FX option pricing model	Volatility	0% - 40%		20.81%	(0.55)	0.59
Inflation Derivatives	Asset Swap model	Inflation Swap Rate	2% - 8%		4.18%	(0.28)	0.16
IR Options	IR option pricing model	Volatility	0.4% - 32.2%		18.86%	(0.29)	0.41
IRS	Others	Others	5% - n.a.		n.a.	(1.25)	—
IRS	Discounted Cash Flows	Credit spread	2.6% - 8.3%		5.60%	(1.97)	2.18
IRS	Discounted Cash Flows	Swap rate	9.4% - 9.8%		9.60%	(1.01)	0.95
IRS	Forward estimation	Interest rate	(5.2)bps - 5.2bps	0.09	bps	(0.03)	0.03
IRS	Prepayment modelling	Prepayment rate	2.5% - 9.0%		8.92%	—	0.05
Property derivatives	Option pricing model	Growth rate	(5)% - 5%		0.00%	(3.92)	3.92
Securitisation Swap	Discounted Cash Flows	Constant prepayment rates	(22.30)% - 27.20%		2.47%	(4.95)	4.95
Structured notes	Price based	Price	(10)% - 10%		0.00%	(1.53)	1.53
Financial assets designated at fair value through profit or loss
Loans and advances to customers
Loans	Discounted Cash Flows	Credit spreads	0.1% - 3%		1.55%	(0.21)	0.21
Mortgage portfolio	Black Scholes model	Growth rate	(5)%- 5%		0.00%	(0.23)	0.23
Debt securities
Other debt securities	Others	Inflation Swap Rate	0% - 8%		3.89%	(4.48)	4.25

2023
Portfolio/Instrument	Valuation technique	Main unobservable inputs	Range		Weighted average	Impacts (EUR million)
(Level 3)						Unfavourable scenario	Favourable scenario
Non-trading financial assets mandatorily at fair value through profit or loss
Debt securities
Property securities	Probability weighting	Growth rate	(5)% - 5%		0.00%	(0.35)	0.35
Equity instruments
Equities	Price Based	Price	90% - 110%		100.00%	(149.49)	149.49
Financial assets at fair value through other comprehensive income
Loans and advances to customers
Loans	Discounted Cash Flows	Credit spread	n.a.		n.a.	(20.8)	—
Loans	Discounted Cash Flows	Interest rate curve	4.6% - 9.0%		6.80%	(0.68)	0.68
Loans	Discounted Cash Flows	Margin of a reference portfolio	(1)bp - 1bp		0bp	(20.3)	20.30
Loans	Forward estimation	Credit spread	167.7bps - 365.8bps	167.74	bps	(3.46)	—
Loans	Market price	Market price	(10)% - 20%		0.00%	(5.02)	2.51
Debt securities
Corporate debt	Discounted Cash Flows	Margin of a reference portfolio	(1)% - 1%		0.00%	(0.09)	0.09
Government debt	Discounted Cash Flows	Interest rate	0% - 2%		0.99%	—	—
Equity instruments
Equities	Price Based	Price	90% - 110%		100.00%	(49.24)	49.24
Financial liabilities held for trading
Derivatives
Cap&Floor	Volatility option model	Volatility	10% - 90%		39.03%	(0.45)	0.25
CMS	Discounted Cash Flows	Volatility	10% - 90%		47.66%	—	—
FX Options	Volatility option model	Volatility	10% - 90%		28.09%	(0.45)	0.13
IRS	Discounted Cash Flows	Inflation Swap Rate	10% - 90%		39.03%	(0.45)	0.25
Swaptions	Volatility option model	Volatility	10% - 90%		35.55%	(0.21)	0.10
A.For each instrument, the valuation technique, the unobservable inputs are shown in the 'Main observable inputs' column under probable scenarios, variation range, average value and impact resulting from valuing the position in the established maximum and minimum range.
B.The breakdown of impacts is shown by type of instrument and unobservable inputs.
C.The estimation of the range of variation of the unobservable inputs has been carried out taking into account plausible movements of said parameters depending on the type of instrument.
D.Zero impacts from fully hedged or back-to-back transactions have not been included in this exercise.

2022
Portfolio/Instrument					Impacts (EUR million)
(Level 3)	Valuation technique	Main unobservable inputs	Range	Weighted average	Unfavourable scenario	Favourable scenario
Financial assets held for trading
Debt securities
Corporate debt	Discounted Cash Flows	Credit spread	0% - 20%	10.07%	(1.38)	1.40
Corporate debt	Price based	Market price	85% - 115%	100.00%	—	—
Government debt	Discounted Cash Flows	Discount curve	0% - 10%	4.92%	(8.34)	8.07
Derivatives
CCS	Discounted Cash Flows	Interest rate	(0.7)% - 0.7%	0.00%	—	—
CCS	Forward estimation	Interest rate	(4)bps - 4bps	0.42bps	(0.06)	0.07
CDS	Discounted Cash flows	Credit Spread	14.9bps - 42.1bps	21.99bps	(0.05)	0.02
EQ Options	EQ option pricing model	Volatility	0% - 90%	61.30%	(0.23)	0.48
EQ Options	Local volatility	Volatility	10% - 90%	50.00%	(1.05)	1.05
FRAs	Asset Swap model	Interest rate	0% - 6%	2.71%	(1.16)	0.95
Fx Swap	Others	Others	n.a.	n.a	(1.37)	1.37
Inflation Derivatives	Asset Swap model	Inflation Swap Rate	0% - 10%	3.41%	(0.21)	0.11
Inflation Derivatives	Volatility option model	Volatility	0% - 40%	17.37%	(0.14)	0.11
IR Options	IR option pricing model	Volatility	0% -60%	35.82%	(0.30)	0.44
IRS	Asset Swap model	Interest rate	0% - 15%	9.20%	(0.05)	0.08
IRS	Discounted Cash Flows	Credit spread	1.25% - 6.29%	3.89%	(2.25)	2.47
IRS	Discounted Cash Flows	Swap rate	8.6% - 9.1%	8.84%	(0.02)	0.03
IRS	Forward estimation	Interest rate	(6)bps - 6bps	0.13bps	(0.04)	0.04
IRS	Others	Others	5% - n.a.	n.a	(11.58)	—
IRS	Prepayment modelling	Prepayment rate	2.5% - 6.2%	4.17%	(0.06)	0.05
Others	Forward estimation	Price	0% -2%	0.62%	(0.53)	0.24
Property derivatives	Option pricing model	Growth rate	(5)% - 5%	0.00%	(5.75)	5.75
Financial assets designated at fair value through profit or loss
Loans and advances to customers
Loans	Discounted Cash Flows	Credit spreads	0.1% - 2%	1.05%	(0.18)	0.18
Mortgage portfolio	Black Scholes model	Growth rate	(5)% - 5%	0.00%	(0.79)	0.79
Debt securities
Other debt securities	Others	Inflation Swap Rate	0% - 10%	4.74%	(4.25)	3.83
Non-trading financial assets mandatorily at fair value through profit or loss
Debt securities
Corporate debt	Discounted Cash Flows	Margin of a reference portfolio	(1)bp - 1bp	0.01pbs	(0.33)	0.33
Property securities	Probability weighting	Growth rate	(5)% - 5%	0.00%	(0.68)	0.68
Equity instruments
Equities	Price Based	Price	90% - 110%	100.00%	(126.87)	126.87

Financial assets at fair value through other comprehensive income
Loans and advances to customers
Loans	Discounted Cash Flows	Credit spread	n.a.	n.a	(24.10)	—
Loans	Discounted Cash Flows	Interest rate curve	0.8% - 1.0%	0.88%	(0.08)	0.08
Loans	Discounted Cash Flows	Margin of a reference portfolio	(1)bp - 1bp	0bp	(17.51)	17.51
Loans	Forward estimation	Credit spread	2.56% - 3.4%	2.56%	(0.49)	—
Debt securities
Government debt	Discounted Cash Flows	Interest rate	(0.4)% - 1.6%	0.63%	(0.01)	0.01
Equity instruments
Equities	Price Based	Price	90% - 110%	100.00%	(70.04)	70.04
Financial liabilities held for trading
Derivatives
Cap&Floor	Volatility option model	Volatility	10% - 90%	40.73%	(0.29)	0.18
Financial liabilities designated at fair value through profit or loss
Loans and advances to customers
Repos/Reverse repos	Others	Long-term repo spread	n.a.	n.a.	(0.13)	—
A.For each instrument, the valuation technique, the unobservable inputs are shown in the 'Main observable inputs' column under probable scenarios, variation range, average value and impact resulting from valuing the position in the established maximum and minimum range.
B.The breakdown of impacts is shown by type of instrument and unobservable inputs.
C.The estimation of the range of variation of the unobservable inputs has been carried out taking into account plausible movements of said parameters depending on the type of instrument.
D.Zero impacts from fully hedged or back-to-back transactions have not been included in this exercise.
2. Movement of financial instruments classified as Level 3
Lastly, the changes in the financial instruments classified as Level 3 in 2024, 2023 and 2022 were as follows:

	01/01/2024	Changes						31/12/2024
EUR million	Fair value calculated using internal models (Level 3)	Purchases/ Issuances	Sales/Settlements	Changes in fair value recognised in profit or loss	Changes in fair value recognised in equity	Level reclassifications	Other	Fair value calculated using internal models (level 3)
Financial assets held for trading	2,086	3,205	(813)	302	—	(715)	(135)	3,930
Credit entities	—	770	—	(1)	—	—	—	769
Customers	24	1,808	(24)	(7)	—	—	—	1,801
Debt securities	914	355	(384)	(39)	—	(377)	(56)	413
Equity instruments	1	—	—	(1)	—	—	—	—
Trading derivatives	1,147	272	(405)	350	—	(338)	(79)	947
Swaps	577	184	(278)	186	—	(152)	39	556
Exchange rate options	9	—	(1)	—	—	(6)	—	2
Interest rate options	153	13	(42)	(20)	—	(74)	—	30
Index and securities options	235	42	(44)	128	—	(106)	(14)	241
Other	173	33	(40)	56	—	—	(104)	118
Hedging derivatives (Assets)	—	—	—	15	—	(1)	6	20
Swaps	—	—	—	15	—	(1)	6	20
Financial assets at fair value through profit or loss	181	417	(300)	13	—	(201)	(4)	106
Loans and advances to customers	31	—	—	(5)	—	(23)	17	20
Debt securities	150	417	(300)	18	—	(178)	(21)	86
Non-trading financial assets mandatorily at fair value through profit or loss	2,095	719	(349)	73	—	132	(82)	2,588
Customers	287	390	(128)	(31)	—	41	(54)	505
Debt instruments	313	4	(96)	10	—	11	—	242
Equity instruments	1,495	325	(125)	94	—	80	(28)	1,841
Financial assets at fair value through other comprehensive income	5,989	6,707	(3,781)	—	(136)	6	(110)	8,675
Loans and advances	4,938	5,962	(3,685)	—	43	—	(5)	7,253
Debt securities	559	743	(81)	—	(74)	6	(106)	1,047
Equity instruments	492	2	(15)	—	(105)	—	1	375
TOTAL ASSETS	10,351	11,048	(5,243)	403	(136)	(779)	(325)	15,319
Financial liabilities held for trading	869	472	(200)	(95)	—	(266)	154	934
Trading derivatives	869	472	(200)	(95)	—	(266)	154	934
Swaps	388	371	(20)	(205)	—	(105)	50	479
Exchange rate options	8	—	(5)	—	—	(3)	—	—
Interest rate options	139	—	(54)	3	—	(10)	1	79
Index and securities options	187	54	(14)	113	—	(40)	(6)	294
Others	147	47	(107)	(6)	—	(108)	109	82
Hedging derivatives (Liabilities)	6	—	—	—	—	—	6	12
Swaps	6	—	—	—	—	—	6	12
Financial liabilities designated at fair value through profit or loss	29	41	(5)	1	—	94	—	160
Liabilities under insurance contracts	323	—	—	(26)	—	—	(51)	246
TOTAL LIABILITIES	1,227	513	(205)	(120)	—	(172)	109	1,352

	01/01/2023	Changes						31/12/2023
EUR million	Fair value calculated using internal models (level 3)	Purchases /Issuances	Sales/Settlements	Changes in fair value recognized in profit or loss	Changes in fair value recognized in equity	Level reclassifications	Other	Fair value calculated using internal models (level 3)
Financial assets held for trading	383	496	(149)	194	—	1,162	—	2,086
Debt securities	42	126	(63)	30	—	773	6	914
Equity instruments	1	—	—	—	—	—	—	1
Trading derivatives	340	347	(86)	163	—	389	(6)	1,147
Swaps	139	90	(4)	179	—	191	(18)	577
Exchange rate options	4	1	—	4	—	—	—	9
Interest rate options	39	—	—	2	—	112	—	153
Index and securities options	48	132	(4)	(20)	—	76	3	235
Other	110	124	(78)	(2)	—	10	9	173
Financial assets at fair value through profit or loss	427	51	—	(21)	—	22	(298)	181
Loans and advances to customers	5	—	—	4	—	22	—	31
Debt securities	422	51	—	(25)	—	—	(298)	150
Non-trading financial assets mandatorily at fair value through profit or loss	1,833	345	(238)	107	—	(6)	54	2,095
Customers	239	99	(73)	13	—	—	9	287
Debt instruments	325	38	(48)	(5)	—	—	3	313
Equity instruments	1,269	208	(117)	99	—	(6)	42	1,495
Financial assets at fair value through other comprehensive income	5,647	3,322	(3,411)	—	(204)	231	404	5,989
Loans and advances	4,718	3,322	(3,408)	—	36	160	110	4,938
Debt securities	229	—	—	—	5	71	254	559
Equity instruments	700	—	(3)	—	(245)	—	40	492
TOTAL ASSETS	8,290	4,214	(3,798)	280	(204)	1,409	160	10,351
Financial liabilities held for trading	415	276	(167)	(118)	—	476	(13)	869
Trading derivatives	415	276	(167)	(118)	—	476	(13)	869
Swaps	235	53	(83)	(58)	—	257	(16)	388
Exchange rate options	—	6	—	2	—	—	—	8
Interest rate options	19	4	(5)	(16)	—	137	—	139
Index and securities options	42	88	(13)	(15)	—	82	3	187
Others	119	125	(66)	(31)	—	—	—	147
Hedging derivatives (Liabilities)	14	—	—	(3)	—	(5)	—	6
Swaps	14	—	—	(3)	—	(5)	—	6
Financial liabilities designated at fair value through profit or loss	151	32	(151)	(3)	—	0	0	29
Liabilities under insurance contracts	345	0	0	0	(40)	0	18	323
TOTAL LIABILITIES	925	308	(318)	(124)	(40)	471	5	1,227

	01/01/2022	Changes						31/12/2022
EUR million	Fair value calculated using internal models (level 3)	Purchases/ Issuances	Sales/Settlements	Changes in fair value recognised in profit or loss	Changes in fair value recognised in equity	Level reclassifications	Other	Fair value calculated using internal models (level 3)
Financial assets held for trading	537	91	(99)	(116)	—	(15)	(15)	383
Debt securities	22	2	(2)	15	—	2	3	42
Equity instruments	2	—	—	—	—	(1)	—	1
Trading derivatives	513	89	(97)	(131)	—	(16)	(18)	340
Swaps	224	1	(47)	(20)	—	4	(23)	139
Exchange rate options	12	—	(9)	2	—	—	(1)	4
Interest rate options	182	—	—	(142)	—	(1)	—	39
Index and securities options	41	27	(28)	29	—	(26)	5	48
Other	54	61	(13)	—	—	7	1	110
Financial assets at fair value through profit or loss	418	—	(9)	(31)	—	—	49	427
Credit entities	—	—	—	—	—	—	—	—
Loans and advances to customers	18	—	(9)	(5)	—	—	1	5
Debt securities	400	—	—	(26)	—	—	48	422
Non-trading financial assets mandatorily at fair value through profit or loss	1,865	521	(579)	98	—	(22)	(50)	1,833
Customers	268	276	(280)	(25)	—	—	—	239
Debt securities	366	51	(33)	(31)	—	(27)	(1)	325
Equity instruments	1,231	194	(266)	154	—	5	(49)	1,269
Financial assets at fair value through other comprehensive income	4,847	8,564	(8,029)	—	(172)	417	20	5,647
Loans and advances	3,880	8,471	(7,988)	—	1	349	5	4,718
Debt securities	146	91	(23)	—	—	—	15	229
Equity instruments	821	2	(18)	—	(173)	68	—	700
TOTAL ASSETS	7,667	9,176	(8,716)	(49)	(172)	380	4	8,290
Financial liabilities held for trading	160	328	(97)	35	—	(2)	(9)	415
Trading derivatives	160	328	(97)	35	—	(2)	(9)	415
Swaps	44	32	(16)	189	—	9	(23)	235
Exchange rate options	7	6	(14)	1	—	—	—	—
Interest rate options	26	56	(44)	(19)	—	—	—	19
Index and securities options	67	23	(19)	(32)	—	(11)	14	42
Securities and interest rate futures	—	—	—	—	—	—	—	—
Others	16	211	(4)	(104)	—	—	—	119
Financial liabilities designated at fair value through profit or loss	151	—	(3)	3	—	—	—	151
Liabilities under insurance contracts	318	—	—	(11)	—	—	38	345
TOTAL LIABILITIES	629	328	(100)	41	—	(2)	29	925